Income Taxes - Schedule of Income Tax Expenses (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Income Tax Expenses [Abstracts]
Current income tax expenses	$ 341,852	$ 253,345	$ 265,877
Deferred income tax expenses	(455,788)	101,123	5,813
Total income tax (benefit) expenses	$ (113,936)	$ 354,468	$ 271,690